Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers Pictet International Fund

Supplement dated June 20, 2018 to the Prospectus and Statement of Additional Information, each dated March 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Pictet International Fund (the “Fund”), a series of AMG Funds IV, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective as of August 31, 2018, Swee-Kheng Lee will no longer serve as a portfolio manager of the Fund, and Fabio Paolini and Benjamin Beneche will serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, effective as of August 31, 2018, all references to and information relating to Ms. Lee in the Prospectus and SAI will be deleted, all references to the portfolio managers of the Fund shall refer to Messrs. Paolini and Beneche, and all references to the portfolio managers’ positions shall refer to the titles below.

Effective as of August 31, 2018, the Prospectus will be revised as follows:

The section under “Summary of the Funds – AMG Managers Pictet International Fund” titled “Portfolio Management – Portfolio Managers” on page 39 will be deleted and replaced with the following:

Portfolio Managers

Fabio Paolini, CFA

Co-Lead of EAFE Equities at PAM;

Portfolio Manager of the Fund since 04/14.

Benjamin Beneche, CFA

Co-Lead of EAFE Equities at PAM;

Portfolio Manager of the Fund since 04/14.

The information relating to the Fund in the section under “Additional Information About the Funds – Fund Management” titled “Portfolio Management” on page 131 will be deleted and replaced with the following:

AMG Managers Pictet International Fund
Fabio Paolini, CFA	Portfolio Manager since the Fund’s inception in April 2014. Mr. Paolini joined PAM in 1997 and is Co-Lead of EAFE Equities, with a specific focus on Europe. He is also overall Head of the PAM’s Europe/EAFE group. Mr. Paolini graduated with a degree in Economics from the University of Siena in Italy. He obtained a CFPI/AZEK in 1996 and is a CFA charterholder.

Benjamin Beneche, CFA	Portfolio Manager since the Fund’s inception in April 2014. Mr. Beneche joined PAM in 2008 and is Co-Lead of EAFE Equities, with a specific focus on the Asia and Pacific region. He graduated from the University of York with a first class honours degree in Economics and Economic History. Mr. Beneche is also a CFA charterholder.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST494